FAIR VALUE MEASUREMENTS (Details 3) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Assets:
Impaired loans, net	$ 65,122,367	$ 65,744,821
Real estate acquired in settlement of loans	13,952,168	18,717,814
Fair value on non-recurring basis | Total
Assets:
Impaired loans, net	4,008,000	17,481,000
Real estate acquired in settlement of loans	13,952,000	18,718,000
Total assets	17,960,000	36,199,000
Fair value on non-recurring basis | Fair Value Measurements Using Level 2
Assets:
Impaired loans, net		3,643,000
Total assets		3,643,000
Fair value on non-recurring basis | Fair Value Measurements Using Level 3
Assets:
Impaired loans, net	4,008,000	13,838,000
Real estate acquired in settlement of loans	13,952,000	18,718,000
Total assets	17,960,000	32,556,000
Fair value on non-recurring basis | Total (Gains)/Losses Recognized
Assets:
Loans held for sale		598,000
Impaired loans, net	6,083,000	3,210,000
Real estate acquired in settlement of loans	5,790,000	7,538,000
Total assets	$ 11,873,000	$ 11,346,000